BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,862	$ 42,249
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 36,720	$ 40,809
Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.80%	8.50%
Term	6 years 3 months 18 days	6 years 1 month 6 days
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 17,310
Business services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15,805	$ 17,310
Business services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.10%	8.60%
Term	8 years 6 months	7 years 7 months 6 days
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 8,977
Infrastructure services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,736	$ 8,977
Infrastructure services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%	7.90%
Term	4 years 9 months 18 days	4 years 9 months 18 days
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 14,522
Industrials | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,179	$ 14,522
Industrials | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	8.80%
Term	4 years 4 months 24 days	5 years 2 months 12 days